UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

          QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act File number 811-21413

Name of Fund:  Floating Rate Income Strategies Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, Floating Rate Income Strategies Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 08/31/2006

Date of reporting period: 09/01/05 - 11/30/05

Item 1 - Schedule of Investments


Floating Rate Income Strategies Fund, Inc.

Schedule of Investments as of November 30, 2005                                                                 (in U.S. dollars)
                                          Face
Industry                                Amount    Floating Rate Loan Interests**                                         Value
Aerospace & Defense - 2.2%     USD   1,951,854    K&F Industries, Inc. Term Loan, 6.45% due 11/18/2013            $     1,975,032
                                     2,101,911    MRO Acquisitions Corp. First Lien Term Loan, 6.57%
                                                  due 8/27/2010                                                         2,130,812
                                     2,919,247    Vought Aircraft Industries, Inc. Term Loan, 6.72% due
                                                  12/22/2011                                                            2,952,544
                                       560,000    Vought Aircraft Industries, Inc. Tranche B Line of
                                                  Credit Deposit, 6.364% due 12/22/2010                                   565,308
                                                                                                                  ---------------
                                                                                                                        7,623,696

Airlines - 0.3%                      1,000,000    Delta Air Lines, Inc. Term Loan B, 11.01% due
                                                  3/16/2008                                                             1,038,000

Automotive - 2.5%                    2,843,570    Affinia Group Term Loan B, 6.40% due 11/30/2011                       2,822,955
                                     1,660,870    Keystone Automotive Operations, Inc. Term Loan,
                                                  5.628% - 6.026% due 10/30/2009                                        1,675,402
                                     2,896,483    Tenneco Automotive, Inc. Term Loan B, 6.63% due
                                                  12/12/2010                                                            2,946,810
                                     1,272,374    Tenneco Automotive, Inc. Tranche B-1 Credit Linked
                                                  Deposit, 6.339% due 12/12/2010                                        1,294,481
                                                                                                                  ---------------
                                                                                                                        8,739,648

Broadcasting - 1.6%                  2,970,000    Emmis Operating Co. Term Loan B, 5.89% due
                                                  11/10/2011                                                            2,990,606
                                       865,385    NextMedia Group, Inc. First Lien Term Loan, 6.12%
                                                  due 11/15/2012                                                          872,596
                                     1,750,000    NextMedia Group, Inc. Second Lien Term Loan,
                                                  6.115% due 11/15/2013                                                 1,770,417
                                                                                                                  ---------------
                                                                                                                        5,633,619

Cable - U.S. - 17.6%                12,000,000    Century Cable Holdings LLC, Discretionary Term
                                                  Loan, 9% due 12/31/2009                                              11,802,000
                                    20,958,319    Charter Communications Operating LLC Tranche B
                                                  Term Loan, 7.42% - 7.50% due 4/07/2011                               21,021,361
                                     2,000,000    DIRECTV Holdings, Inc. Tranche B Term Loan,
                                                  5.386% - 5.64% due 4/13/2013                                          2,020,834
                                     4,912,500    Insight Midwest Holdings LLC Term Loan C, 6.063%
                                                  due 12/31/2009                                                        4,982,503
                                     2,977,500    Intelsat Ltd. Term Loan, 5.25% due 7/28/2011                          3,006,346
                                     2,262,500    MCC Iowa, LLC Tranche A Term Loan, 5.12% -
                                                  5.54% due 3/31/2010                                                   2,263,509
                                     3,176,000    Mediacom Communications LLC Tranche B Term
                                                  Loan, 6.13% - 6.625% due 3/31/2013                                    3,222,150
                                     6,930,000    PanAmSat Corp. Tranche B Term Loan 1, 6.107% due
                                                  8/20/2011                                                             7,020,644
                               EUR   5,000,000    SatBirds Capital Participations Second Lien Term
                                                  Loan, 6.397% due 9/30/2013                                            5,972,872
                                                                                                                  ---------------
                                                                                                                       61,312,219

Chemicals - 7.4%               USD   1,970,000    Hercules, Inc. Term Loan B, 5.77% - 5.86%
                                                  due 10/08/2010                                                        1,994,625
                                     5,449,480    Huntsman ICI Holdings Term Loan B, 5.89% due
                                                  8/16/2012                                                             5,478,433
                                     2,313,912    Kosa B.V. (Invista) New Tranche B-1 Term Loan,
                                                  6.313% due 4/29/2011                                                  2,352,959
                                       994,343    Kosa B.V. (Invista) New Tranche B-2 Term Loan,
                                                  6.313% due 4/29/2011                                                  1,011,123
                                       990,000    Lyondell-Citgo Refining Term Loan, 5.67% - 6.191%
                                                  due 5/21/2007                                                         1,004,850
                                     6,658,852    Nalco Co. Tranche B Term Loan, 5.66% - 5.96%
                                                  due 11/04/2010                                                        6,758,735
                                       458,229    Pinnacle Polymers Term Loan, 6.58% due 12/15/2006                       463,272
                                     1,990,000    Rockwood Specialties Group, Inc. Tranche D Term
                                                  Loan, 6.466% due 12/10/2012                                           2,018,073
                                     4,750,000    Wellman, Inc. Second Lien Term Loan, 11% due
                                                  2/10/2010                                                             4,837,082
                                                                                                                  ---------------
                                                                                                                       25,919,152

Consumer - Durables - 2.0%           4,500,000    Simmons Co. Term Loan, 7% due 6/19/2012                               4,554,846
                                     2,376,127    Simmons Co. Tranche B Term Loan, 5.75% - 8.50%
                                                  due 12/19/2011                                                        2,369,072
                                                                                                                  ---------------
                                                                                                                        6,923,918

Consumer - Non-Durables - 1.2%       1,786,014    American Achievement Corp. Term Loan B, 6.37% -
                                                  8.75% due 3/22/2011                                                   1,812,804
                                     1,492,500    Burt's Bees, Inc. Term Loan, 6.41% - 7.04%
                                                  due 3/29/2011                                                         1,504,627
                                       909,000    Camelbak Products LLC First Lien Term Loan, 7.29% -
                                                  7.38% due 8/04/2011                                                     901,046
                                                                                                                  ---------------
                                                                                                                        4,218,477

Diversified Media - 4.6%             1,194,000    Freedom Communications, Inc. Tranche B Term Loan,
                                                  5.37% - 5.53% due 5/01/2013                                           1,203,552
                                     4,647,521    Liberty Group Operating Term Loan B, 6.125% -
                                                  6.375% due 2/28/2012                                                  4,690,366
                                    10,000,000    Metro-Goldwyn-Mayer Studios, Inc. Term Loan B,
                                                  6.27% due 4/30/2011                                                  10,074,430
                                                                                                                  ---------------
                                                                                                                       15,968,348

Energy - Exploration &               2,000,000    Exco Holdings, Inc. Term Loan, 10% due 8/30/2006                      1,985,000
Production - 1.1%                    2,000,000    Txok Acquisition Term Loan C, 8.875% due 9/27/2010                    2,025,000
                                                                                                                  ---------------
                                                                                                                        4,010,000

Energy - Other - 1.7%                2,750,000    Dresser, Inc. Term Loan Unsecured, 7.99% due
                                                  2/25/2010                                                             2,798,125
                                     1,500,000    Epco, Inc. Term Loan B Tranche 3, 6.409% - 6.603%
                                                  due 8/18/2010                                                         1,522,734
                                     1,500,000    Key Energy Services, Inc. Term Loan B, 7.02% -
                                                  7.28% due 6/30/2012                                                   1,523,126
                                                                                                                  ---------------
                                                                                                                        5,843,985

Food & Drug - 0.2%                     751,913    Alimentation Couche-Tard, Inc. US Term Loan,
                                                  5.875% due 12/17/2010                                                   761,312

Food & Tobacco - 3.0%                3,184,780    Constellation Brands Term Loan B, 5.438% - 6% due
                                                  11/30/2011                                                            3,206,479
                                     1,137,500    Doane Pet Care Co. Tranche B Term Loan, 6.621% -
                                                  6.367% due 10/24/2012                                                 1,153,141
                                     5,304,722    Dr. Pepper/Seven Up Bottling Group, Inc. Term Loan
                                                  B, 6.08% - 6.159% due 12/19/2010                                      5,387,610
                                       844,167    Pierre Foods, Inc. Term Loan B, 6.37% - 6.56% due
                                                  6/30/2010                                                               855,774
                                                                                                                  ---------------
                                                                                                                       10,603,004

Gaming - 5.7%                        1,975,000    Boyd Gaming Corp. Term Loan, 5.52% - 5.70%
                                                  due 6/30/2011                                                         1,999,071
                                       895,085    Global Cash Access LLC Term Loan B, 6.47% due
                                                  3/10/2010                                                               908,511
                                     1,970,113    Green Valley Ranch Gaming LLC Term Loan, 6.02%
                                                  due 12/22/2010                                                        1,994,739
                                       900,000    Isle of Capri Black Hawk Term Loan B, 5.85% - 6.39%
                                                  due 10/24/2011                                                          907,313
                                       997,500    Isle of Capri Casinos, Inc. Tranche 3 Delay Draw Term
                                                  Loan, 5.95% due 2/04/2011                                             1,000,410
                                     3,250,000    Penn National Gaming, Inc. Term Loan B, 6.22% -
                                                  6.51% due 9/01/2007                                                   3,295,958
                                     1,560,096    Pinnacle Entertainment, Inc. Delay Draw Term Loan,
                                                  7.22% due 8/27/2010                                                   1,572,772
                                     1,800,000    Pinnacle Entertainment, Inc. Term Loan B, 7.22% due
                                                  8/27/2010                                                             1,812,375
                                       870,000    Trump Entertainment Resorts Holdings LP Revolving
                                                  Line of Credit, 6.21% - 6.85% due 5/01/2010                             843,900
                                     1,496,250    Trump Entertainment Resorts Holdings LP Term Loan
                                                  B-1, 6.14% due 5/01/2012                                              1,511,213
                                     1,000,000    Venetian Casino Resort LLC Delayed Draw Term
                                                  Loan, 5.77% due 6/15/2011                                             1,009,375
                                     3,100,000    Venetian Casino Resort LLC Term Loan B, 5.77% due
                                                  6/15/2011                                                             3,129,063
                                                                                                                  ---------------
                                                                                                                       19,984,700

Health Care - 4.4%                   2,877,273    Colgate Medical Term Loan B, 6.01% - 6.03% due
                                                  12/15/2008                                                            2,906,045
                                     2,772,000    Community Health Systems, Inc. Term Loan, 5.97% -
                                                  6.16% due 8/19/2011                                                   2,808,383
                                     3,300,000    DaVita Inc. Tranche B Term Loan, 6.35% - 6.64% due
                                                  10/05/2012                                                            3,350,645
                                     1,250,000    Duloxetine Royalty Term Loan, 8.688% due 10/18/2013                   1,256,250
                                     1,963,828    HealthSouth Corp. Term Loan, 6.53% due 3/08/2010                      1,975,181
                                       531,250    HealthSouth Corp. Tranche B Term Loan, 6.364% due
                                                  3/08/2010                                                               534,321
                                     1,949,458    LifePoint Hospitals, Inc. Term Loan B, 6.185% due
                                                  4/15/2012                                                             1,963,317
                                       678,042    Rotech Healthcare, Inc. Term Loan B, 7.03% due
                                                  3/31/2008                                                               683,127
                                                                                                                  ---------------
                                                                                                                       15,477,269

Housing - 3.9%                       2,086,541    General Growth Properties, Inc. Term Loan B, 6.22%
                                                  due 11/12/2008                                                        2,101,668
                                     3,088,961    Headwaters, Inc. Term Loan B-1, 6.43% - 8.25%
                                                  due 4/30/2011                                                         3,118,563
                                     1,406,053    Lions Gables Realty Term Loan B, 5.84% due 9/30/2006                  1,413,083
                                     2,468,750    Nortek, Inc. Term Loan, 5.91% due 8/27/2011                           2,494,980
                                     4,452,057    PGT Industries, Inc. Term Loan A, 7.14% - 7.23% due
                                                  1/29/2010                                                             4,507,708
                                                                                                                  ---------------
                                                                                                                       13,636,002

Information Technology - 2.2%        3,530,000    Fidelity National Information Solutions, Inc. Term
                                                  Loan B, 5.864% due 3/09/2013                                          3,544,657
                                     1,995,000    SunGard Data Systems, Inc. Term Loan B, 6.68% -
                                                  6.81% due 2/11/2013                                                   2,010,982
                                     1,990,000    Telcordia Technologies, Inc. Term Loan, 6.51% -
                                                  6.906% due 9/15/2012                                                  1,975,698
                                                                                                                  ---------------
                                                                                                                        7,531,337

Leisure - 1.2%                       4,000,000    24 Hour Fitness Term Loan B, 6.78% due 6/08/2012                      4,062,500

Manufacturing - 5.1%                 2,222,222    Communications & Power Industries, Inc. Term Loan,
                                                  6.37% due 7/23/2010                                                   2,255,556
                                     2,000,000    Invensys International Holdings Ltd. Second Lien Term
                                                  Loan, 8.529% due 12/04/2009                                           2,050,000
                                       302,318    Itron, Inc. Tranche C Term Loan, 5.938% - 8.25% due
                                                  12/17/2010                                                              304,586
                                     2,487,500    Metokote Corp. Second Lien Term Loan, 7.17% -
                                                  7.25% due 11/27/2011                                                  2,496,828
                                     4,500,000    Mueller Group LLC Term Loan B, 6.304% - 6.656%
                                                  due 10/03/2012                                                        4,564,287
                                     5,284,783    Sensus Metering Systems, Inc. Term Loan B-1, 6.35% -
                                                  6.54% due 12/17/2010                                                  5,347,539
                                       824,511    Sensus Metering Systems, Inc. Term Loan B-2, 6.35% -
                                                  6.54% due 12/19/2010                                                    834,302
                                                                                                                  ---------------
                                                                                                                       17,853,098

Packaging - 4.3%                     6,051,611    Berry Plastics Corp. Term Loan, 5.855% due 7/22/2010                  6,128,515
                                     2,977,500    Graham Packaging Co. LP Term Loan B, 6.375% -
                                                  6.625% due 10/07/2011                                                 3,020,534
                                     1,980,000    Intertape Polymer US, Inc. Term Loan B, 6.084% -
                                                  6.38% due 7/28/2011                                                   2,008,874
                                       525,619    Owens-Illinois Group, Inc. Term Loan B-1, 5.92% due
                                                  4/01/2008                                                               529,561
                                     3,240,129    Owens-Illinois Group, Inc. Tranche Term Loan C,
                                                  6.12% due 4/01/2008                                                   3,264,430
                                                                                                                  ---------------
                                                                                                                       14,951,914

Paper - 2.1%                         1,362,429    Boise Cascade Holdings LLC Tranche D Term Loan,
                                                  5.781% - 6% due 10/28/2011                                            1,380,594
                                     1,972,738    SP Newsprint Co. Tranche B-1 Credit Linked Deposit,
                                                  4.194% due 1/09/2010                                                  2,002,329
                                       803,551    SP Newsprint Co. Tranche B-1 Term Loan, 6.37% -
                                                  6.47% due 1/09/2010                                                     815,604
                                     2,276,912    Smurfit Stone Container Corp. Term Loan B, 5.875% -
                                                  6.438% due 11/01/2011                                                 2,304,663
                                       700,588    Smurfit Stone Container Corp. Tranche C, 5.875% -
                                                  6.125% due 11/01/2011                                                   709,127
                                                                                                                  ---------------
                                                                                                                        7,212,317

Retail - 1.4%                        1,750,000    American Reprographics Co. LLC Second Lien Term
                                                  Loan, 10.636% due 12/18/2009                                          1,793,750
                                     1,691,476    General Nutrition Centers, Inc. Tranche B Term Loan,
                                                  7.22% - 7.40% due 12/05/2009                                          1,714,733
                                     1,500,000    The Neiman Marcus Group, Inc. Term Loan, 6.475%
                                                  due 4/06/2013                                                         1,508,523
                                                                                                                  ---------------
                                                                                                                        5,017,006

Service - 1.8%                       2,863,750    Buhrmann USA, Inc. Term Loan C, 6.386% - 6.585%
                                                  due 12/23/2010                                                        2,906,706
                                     2,475,431    Coinstar, Inc. Term Loan, 6.10% due 7/07/2011                         2,520,300
                                       812,193    United Rentals, Inc. Term Loan, 6.45% due 2/14/2011                     821,432
                                       164,912    United Rentals, Inc. Tranche B Credit Linked Deposit,
                                                  6.114% due 2/14/2011                                                    166,788
                                                                                                                  ---------------
                                                                                                                        6,415,226

Telecommunications - 0.6%            2,172,500    Consolidated Communications, Inc. Term Loan D,
                                                  6.27% - 6.618% due 10/14/2011                                         2,194,225

Utility - 13.2%                      1,571,429    AES Corp. Term Loan, 5.07% - 5.69% due 4/30/2008                      1,592,053
                                     4,902,198    Calpine Corp. Term Loan B, 9.90% due 7/16/2007                        3,764,889
                                     1,500,000    Calpine Generating Co. LLC First Lien Term Loan,
                                                  7.839% due 4/01/2009                                                  1,531,407
                                     2,500,000    Calpine Generating Co. LLC Second Lien Term Loan,
                                                  9.839% due 3/11/2010                                                  2,538,125
                                     3,650,562    Cogentrix Delaware Holdings, Inc. Term Loan, 5.78%
                                                  due 4/15/2012                                                         3,695,055
                                     2,487,805    Covanta Energy Corp. First Lien Letter of Credit,
                                                  3.36% due 6/24/2012                                                   2,523,567
                                     2,012,195    Covanta Energy Corp. First Lien Term Loan, 6.46%
                                                  due 6/24/2012                                                         2,041,120
                                     2,494,970    Covanta Energy Corp. Second Lien Term Loan,
                                                  9.461% - 9.691% due 6/24/2013                                         2,513,682
                                     1,425,000    El Paso Corp. Deposit Account, 2.616% due 11/23/2009                  1,432,421
                                     2,337,000    El Paso Corp. Term Loan, 6.813% due 11/23/2009                        2,352,417
                                     4,975,000    KGen LLC Tranche A Term Loan, 6.645% due 8/05/2011                    4,968,781
                                     2,500,000    LSP Kendall Term Loan A, 6.09% due 10/07/2013                         2,492,970
                                       437,251    Midwest Generation LLC Term Loan C, 6.05% - 6.22%
                                                  due 4/27/2011                                                           442,377
                                       700,000    NRG Energy Credit Linked Deposit, 3.92% due
                                                  12/24/2007                                                              704,521
                                       893,250    NRG Energy Term Loan, 5.895% due 12/24/2011                             899,019
                                     2,358,333    Quanta Services, Inc. Credit Linked Deposit, 3.89% -
                                                  6.88% due 6/19/2008                                                   2,384,865
                                     3,076,750    Reliant Energy, Inc. Term Loan, 6.089% - 6.566%
                                                  due 4/30/2010                                                         3,081,559
                                     2,035,923    Texas Genco LLC Delayed Draw Term Loan, 5.87% -
                                                  6.114% due 12/14/2011                                                 2,041,489
                                     4,916,692    Texas Genco LLC Term Loan B, 5.87% - 6.114%
                                                  due 12/14/2011                                                        4,930,135
                                                                                                                  ---------------
                                                                                                                       45,930,452

Wireless Communications - 0.7%       2,308,875    Centennial Cellular Operating Co. Term Loan, 5.77% -
                                                  6.56% due 2/09/2011                                                   2,321,682

                                                  Total Floating Rate Loan Interests
                                                  (Cost - $319,816,938) - 92.0%                                       321,183,106


                                                  Corporate Bonds
Aerospace & Defense - 0.2%              575,000   L-3 Communications Corp., 6.375% due 10/15/2015 (b)                     566,375

Automotive - 0.2%                       700,000   Tenneco Automotive, Inc., 8.625% due 11/15/2014                         653,625

Broadcasting - 3.4%                   2,150,000   Emmis Communications Corp., 10.366%
                                                  due 6/15/2012 (a)                                                     2,152,687
                                      4,000,000   Granite Broadcasting Corp., 9.75% due 12/01/2010                      3,720,000
                                      5,750,000   Paxson Communications Corp., 6.90% due 1/15/2010 (a)(b)               5,764,375
                                        250,000   XM Satellite Radio, Inc., 9.75% due 5/01/2009 (a)                       252,500
                                                                                                                  ---------------
                                                                                                                       11,889,562

Cable - International - 0.1%            375,000   NTL Cable Plc, 8.75% due 4/15/2014                                      393,750

Cable - U.S. - 0.3%                     750,000   Intelsat Bermuda Ltd., 8.695% due 1/15/2012 (a)(b)                      761,250
                                        500,000   Intelsat Bermuda Ltd., 8.25% due 1/15/2013 (b)                          500,000
                                                                                                                  ---------------
                                                                                                                        1,261,250

Chemicals - 1.5%                      2,011,000   GEO Specialty Chemicals, Inc., 12.016% due
                                                  12/31/2009 (c)                                                        1,749,570
                                      1,125,000   Nova Chemical Corp., 7.561% due 11/15/2013 (a)(b)                     1,147,500
                                      2,275,000   PolyOne Corp., 10.625% due 5/15/2010                                  2,343,250
                                                                                                                  ---------------
                                                                                                                        5,240,320

Consumer - Non-Durables - 0.8%          250,000   Elizabeth Arden, Inc., 7.75% due 1/15/2014                              250,625
                                      2,000,000   Playtex Products, Inc., 8% due 3/01/2011                              2,120,000
                                        350,000   Samsonite Corp., 8.875% due 6/01/2011                                   357,875
                                                                                                                  ---------------
                                                                                                                        2,728,500

Diversified Media - 0.1%                250,000   Universal City Florida Holding Co. I, 9% due
                                                  5/01/2010 (a)                                                           253,125

Energy - Exploration &                  250,000   Belden & Blake Corp., 8.75% due 7/15/2012                               256,250
Production - 0.1%

Energy - Other - 0.1%                   250,000   Aventine Renewable Energy Holdings, Inc., 10.491%
                                                  due 12/15/2011 (a)(b)                                                   260,000

Food & Tobacco - 1.2%                   250,000   AmeriQual Group LLC, 9% due 4/01/2012 (b)                               258,750
                                      3,000,000   Smithfield Foods, Inc., 7% due 8/01/2011                              3,056,250
                                      1,050,000   The Wornick Co., 10.875% due 7/15/2011                                1,082,812
                                                                                                                  ---------------
                                                                                                                        4,397,812

Gaming - 2.2%                         5,000,000   Majestic Star Casino LLC, 9.50% due 10/15/2010                        4,906,250
                                        250,000   Mohegan Tribal Gaming Authority, 7.125% due
                                                  8/15/2014                                                               255,000
                                        325,000   River Rock Entertainment Authority, 9.75% due
                                                  11/01/2011                                                              350,187
                                      1,275,000   Station Casinos, Inc., 6% due 4/01/2012                               1,271,812
                                        775,000   Station Casinos, Inc., 6.50% due 2/01/2014                              778,875
                                                                                                                  ---------------
                                                                                                                        7,562,124

Health Care - 0.2%                      575,000   US Oncology, Inc., 9% due 8/15/2012                                     613,812

Information Technology - 3.6%         4,050,000   Freescale Semiconductor, Inc., 6.90% due 7/15/2009 (a)                4,151,250
                                      4,625,000   MagnaChip Semiconductor SA, 7.741% due
                                                  12/15/2011 (a)                                                        4,671,250
                                      1,825,000   Sungard Data Systems, Inc., 8.525% due 8/15/2013 (a)(b)               1,891,156
                                      1,900,000   Sungard Data Systems, Inc., 10.25% due 8/15/2015 (b)                  1,919,000
                                                                                                                  ---------------
                                                                                                                       12,632,656

Leisure - 1.6%                        5,400,000   Felcor Lodging LP, 8.83% due 6/01/2011 (a)                            5,616,000

Manufacturing - 2.0%                    250,000   Altra Industrial Motion, Inc., 9% due 12/01/2011 (b)                    242,500
                                      2,500,000   Case New Holland, Inc., 6% due 6/01/2009                              2,400,000
                                        325,000   ERICO International Corp., 8.875% due 3/01/2012                         336,375
                                      2,900,000   Invensys Plc, 9.875% due 3/15/2011 (b)                                2,842,000
                                      1,369,000   Medis Technologies Ltd., 6% due 7/15/2010 (b)(c)                      1,232,100
                                                                                                                  ---------------
                                                                                                                        7,052,975

Metal - Other - 0.2%                    700,000   Novelis, Inc., 7.25% due 2/15/2015                                      654,500

Packaging - 0.4%                      1,725,000   Wise Metals Group LLC, 10.25% due 5/15/2012                           1,328,250

Paper - 2.3%                          2,650,000   Abitibi-Consolidated, Inc., 7.991% due 6/15/2011 (a)                  2,544,000
                                        700,000   Ainsworth Lumber Co. Ltd., 7.77% due 10/01/2010 (a)                     682,500
                                        250,000   Boise Cascade LLC, 7.025% due 10/15/2012 (a)                            242,500
                                        725,000   Domtar, Inc., 7.125% due 8/15/2015                                      641,625
                                        925,000   NewPage Corp., 10.50% due 5/01/2012 (a)                                 915,750
                                      2,912,000   Western Forest Products, Inc., 15% due 7/28/2009 (f)                  3,167,197
                                                                                                                  ---------------
                                                                                                                        8,193,572

Retail - 1.0%                         1,600,000   Jean Coutu Group, Inc., 8.50% due 8/01/2014                           1,484,000
                                      2,000,000   Neiman-Marcus Group, Inc., 9% due 10/15/2015 (b)                      2,035,000
                                                                                                                  ---------------
                                                                                                                        3,519,000

Service - 1.8%                          250,000   Ahern Rentals, Inc., 9.25% due 8/15/2013 (b)                            259,375
                                      3,375,000   Allied Waste North America, Inc. Series B, 7.375% due
                                                  4/15/2014                                                             3,256,875
                                        600,000   Dycom Industries, Inc., 8.125% due 10/15/2015 (b)                       600,000
                                        250,000   Mac-Gray Corp., 7.625% due 8/15/2015                                    254,375
                                      2,000,000   Sunstate Equipment Co. LLC, 10.50% due 4/01/2013 (b)                  2,030,000
                                                                                                                  ---------------
                                                                                                                        6,400,625

Steel - 2.4%                          3,000,000   CSN Islands VIII Corp., 9.75% due 12/16/2013 (b)                      3,270,000
                                      5,000,000   Ispat Inland ULC, 10.804% due 4/01/2010 (a)                           5,200,000
                                                                                                                  ---------------
                                                                                                                        8,470,000

Telecommunications - 4.7%             6,000,000   Cincinnati Bell, Inc., 8.375% due 1/15/2014                           5,880,000
                                      3,700,000   Qwest Communications International, Inc., 7.84% due
                                                  2/15/2009 (a)                                                         3,750,875
                                      1,450,000   Qwest Corp., 7.741% due 6/15/2013 (a)(b)                              1,562,375
                                      2,000,000   Terremark Worldwide, Inc., 9% due 6/15/2009 (c)                       1,670,000
                                      3,500,000   Time Warner Telecom Holdings, Inc., 8.34% due
                                                  2/15/2011 (a)                                                         3,578,750
                                                                                                                  ---------------
                                                                                                                       16,442,000

Utility - 2.5%                        2,000,000   Aquila, Inc., 7.625% due 11/15/2009                                   2,040,000
                                      3,000,000   Calpine Canada Energy Finance Ulc, 8.50% due
                                                  5/01/2008                                                               840,000
                                      3,000,000   Calpine Corp., 9.875% due 12/01/2011 (b)                              2,355,000
                                      4,000,000   Reliant Energy, Inc., 6.75% due 12/15/2014                            3,500,000
                                                                                                                  ---------------
                                                                                                                        8,735,000

Wireless Communications - 1.4%        3,250,000   Rogers Wireless Communications, Inc., 7.616% due
                                                  12/15/2010 (a)                                                        3,355,625
                                      1,100,000   Rogers Wireless Communications, Inc., 7.25% due
                                                  12/15/2012                                                            1,156,375
                                        250,000   Rural Cellular Corp., 8.991% due 3/15/2010 (a)                          256,875
                                                                                                                  ---------------
                                                                                                                        4,768,875

                                                  Total Corporate Bonds (Cost - $121,725,651) - 34.3%                 119,889,958


                                        Shares
                                          Held    Common Stocks
Chemicals - 0.0%                        13,117    GEO Specialty Chemicals, Inc. (e)                                        59,026

Energy - Other - 0.9%                  127,985    Trico Marine Services, Inc. (e)                                       3,188,106

Paper - 0.1%                            84,448    Western Forest Products, Inc. (e)                                       169,828

                                                  Total Common Stocks (Cost - $2,943,636) - 1.0%                        3,416,960


                                   Warrants (d)
Utility - 0.0%                           4,558    Reliant Resources (expires 10/25/2008)                                   23,747

                                                  Total Warrants (Cost - $0) - 0.0%                                        23,747

                                                  Total Investments (Cost - $444,486,225*) - 127.3%                   444,513,771
                                                  Liabilities in Excess of Other Assets - (27.3%)                    (95,237,055)
                                                                                                                  ---------------
                                                  Net Assets - 100.0%                                             $   349,276,716
                                                                                                                  ===============

  * The cost and unrealized appreciation (depreciation) of investments as of November 30, 2005, as computed for federal income tax purposes, were as follows:

    Aggregate cost                                 $    444,420,510
                                                   ================
    Gross unrealized appreciation                  $      6,550,061
    Gross unrealized depreciation                       (6,456,800)
                                                   ----------------
    Net unrealized appreciation                    $         93,261
                                                   ================

 ** Floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically predetermined by reference to a base lending rate plus a premium. The base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate),
    (ii) the prime rate offered by one or more major U.S. banks or (iii) the certificate of deposit rate.

(a) Floating rate note.

(b) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(c) Convertible security.

(d) Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(e) Non-income producing security.

(f) Represents a pay-in-kind security that may pay interest/dividends in additional face/shares.

    For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.
    Industries are shown as a percent of net assets.

    Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                    Net          Interest
    Affiliate                                     Activity        Income

    Merrill Lynch Liquidity Series, LLC
       Cash Sweep Series I                           -         $  10,432

    Swap contracts outstanding as of November 30, 2005 were as follows:

                                              Notional          Unrealized
                                               Amount          Depreciation

    Sold credit default protection on
    General Motors Corp.
    and receive 4.40%

    Broker, Morgan Stanley Capital
    Services, Inc.
    Expires June 2007                       $ 3,000,000        $  (360,060)

    Currency Abbreviations:

    EUR   Euro
    USD   U.S. Dollar


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Floating Rate Income Strategies Fund, Inc.


By:    /s/ Robert C. Doll, Jr.
       ------------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Floating Rate Income Strategies Fund, Inc.


Date: January 25, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By:    /s/ Robert C. Doll, Jr.
       ------------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Floating Rate Income Strategies Fund, Inc.


Date: January 25, 2006


By:    /s/ Donald C. Burke
       ------------------------
       Donald C. Burke
       Chief Financial Officer
       Floating Rate Income Strategies Fund, Inc.

Date: January 25, 2006